Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Equity Based Compensation
Schedule of range of assumptions estimated to calculate fair value of each stock option award	Table 1
Summary of the status of options under the stock compensation plan, including the rollover stock options	Table 2